POST-EMPLOYMENT BENEFITS - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	(9.30%)	(8.60%)
Impact on defined benefit obligation %, Decrease in assumption	10.60%	9.80%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	2.40%	2.40%
Impact on defined benefit obligation %, Decrease in assumption	(2.20%)	(2.20%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	7.60%	8.10%
Impact on defined benefit obligation %, Decrease in assumption	(8.50%)	(6.60%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year
Change in assumption, period	1 year
Impact on defined benefit obligation %, Increase in assumption	3.40%	2.90%
Impact on defined benefit obligation %, Decrease in assumption	(3.50%)	(3.00%)